INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS NET

Intangible assets, net consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Land use rights	$762,114	$748,296
Less: accumulated amortization	(237,526)	(225,736)
Intangible assets, net	$524,588	$522,560

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION

Estimated future amortization is as follows as of December 31, 2025:

12 months ending December 31,	Amortization
2026	$15,242
2027	15,242
2028	15,242
2029	15,242
2030	15,242
Thereafter	448,377
Total	$524,588